Fees Summary	May 11, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 145,316,914.83
Previously Paid Amount	0.00
Total Fee Amount	20,068.27
Total Offset Amount	0.00
Net Fee	$ 20,068.27
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A